Current and deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
(Loss) income before income tax	$ (293,470)	$ 227,377	$ 309,291
Statutory income tax rate	24.94%	24.94%	24.94%
Income tax benefit (expense) at statutory rate	$ 73,191	$ (56,708)	$ (77,137)
ICMS tax incentives permanent difference	10,995	19,277	24,463
Tax effects of translation of non-monetary assets/liabilities to functional currency	13,686	6,279	(32,998)
Withholding tax over subsidiary capital reduction		(5,263)	(10,526)
Impairment loss of goodwill	(12,585)	(18,247)
Special mining levy and special mining tax	(5,366)	(13,321)	(17,279)
Difference in tax rate of subsidiaries outside Luxembourg	24,428	(10,319)	(3,179)
Tax voluntary disclosure – VAT Discussions – note 9 (iv)	(34,999)
Unrecognized deferred tax on net operating losses (ii)	(52,091)	(66,069)	(36,577)
Other permanent tax differences	(12,985)	(6,612)	29
Income tax benefit (expense)	4,274	(150,983)	(153,204)
Current	(75,741)	(146,869)	(122,081)
Deferred	80,015	(4,114)	(31,123)
Income tax benefit (expense)	$ 4,274	$ (150,983)	$ (153,204)